Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

Cash equivalents measured at fair value as of September 30, 2015 and December 31, 2014 are all classified within Level 1. As of September 30, 2015, the Company had no investment securities. Below is a summary of other assets and liabilities measured at fair value (in thousands):

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Corporate debt securities	$70,513	$—	$70,513	$—

Cash equivalents measured at fair value as of December 31, 2014 and 2013, are all classified within Level 1. Below is a summary of assets and liabilities measured at fair value (in thousands):

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Corporate debt securities	$70,513	$—	$70,513	$—

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Corporate debt securities	$10,467	$—	$10,467	$—

Liabilities:
Convertible notes	$1,044	—	—	$1,044
Warrant liability	1,116	—	—	1,116

	$2,160	$—	$—	$2,160

Reconciliation of All Liabilities Measured at Fair Value Using Level 3 Significant Unobservable Inputs

The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs (in thousands):

	Redeemable Non-Controlling Interest	Convertible Notes	Warrant Liability
Balance at December 31, 2011	$—	$—	$—
Issuance of shares of redeemable non-controlling interest	4,814	—	—
Net loss attributable to redeemable non-controlling interest	(154)	—	—
Change in fair value	154	—	—

Balance at December 31, 2012	4,814	—	—
Issuance of warrants in connection with note and warrant purchase agreement	—	—	954
Issuance of debt	—	999	—
Net loss attributable to redeemable non-controlling interest	(96)	—	—
Changes in fair value	3,105	45	162
Exchange of redeemable non-controlling interest for Series A-1 preferred stock	(7,823)	—	—

Balance at December 31, 2013	—	1,044	1,116
Changes in fair value	—	53	183
Reclassification to equity upon initial public offering	—	—	(1,299)
Conversion to common stock upon initial public offering	—	(1,097)	—

Balance at December 31, 2014	$—	$—	$—